Transactions with related parties - Financing transactions with related parties (Details) - Financing transactions - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Transactions With Related Parties
Receivables	€ 1,700	€ 807	€ 971
Payables	277	218	59
Guarantees	1,413	1,533	1,676
Gains	79	114	96
Charges	46	26	36
Joint ventures and associates
Transactions With Related Parties
Receivables	1,660	771	919
Payables	117	179	19
Guarantees	1,413	1,533	1,676
Gains	78	113	95
Charges	44	25	36
Angola LNG Ltd
Transactions With Related Parties
Guarantees		228	249
Cardon IV SA
Transactions With Related Parties
Receivables	199	383	563
Payables	2		5
Gains	37	57	77
Coral FLNG SA
Transactions With Related Parties
Receivables	383	288	253
Gains	4	22
Charges	1	1	2
Coral South FLNG DMCC
Transactions With Related Parties
Guarantees	1,413	1,304	1,425
Gains	2
Saipem Group
Transactions With Related Parties
Receivables		2
Payables		167
Charges		6
Mozambique Rovuma Venture SpA
Transactions With Related Parties
Receivables	1,008
Payables	72
Societe Centrale Electrique du Congo SA
Transactions With Related Parties
Receivables		83	85
Gains		7
Charges			20
Other joint ventures and associates
Transactions With Related Parties
Receivables	70	15	18
Payables	43	12	14
Guarantees		1	2
Gains	35	27	18
Charges	43	18	14
Investments in unconsolidated entities controlled by Eni
Transactions With Related Parties
Receivables	38	36	48
Payables	34	28	28
Gains	1	1	1
Charges	1
Other unconsolidated subsidiaries
Transactions With Related Parties
Receivables	38	36	48
Payables	34	28	28
Gains	1	1	1
Charges	1
Entities controlled by the Government
Transactions With Related Parties
Receivables	2		4
Payables	126	11	12
Charges	1	1
Enel Group
Transactions With Related Parties
Payables	109
Other entities controlled by government
Transactions With Related Parties
Receivables	2		4
Payables	17	11	€ 12
Charges	€ 1	€ 1